The following table shows the movement of the GameKnot deferred payment liability during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Initial fair value of deferred payment liability (Note 5)	$ 2,316,039	$ 46,431,629
Payment – shares	(50,373,851)	(632,800)
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	1,451,939	20,794,275
Game knot [member] | Deferred payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	627,781
Initial fair value of deferred payment liability (Note 5)		613,129
Accretion	6,111	12,490
Effect of movement in exchange rates	1,008	2,162
Payment – shares	(634,900)
Balance, December 31, 2022		$ 627,781
Current portion of deferred payment liability
Long-term portion of deferred payment liability